Lease Liabilities - Maturity Schedule of Lease Liabilities (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 7,226
2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,600
2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,312
2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	943
2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	892
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	577
Subsequent years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,902
Non-current total
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 5,626